Fixed Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fixed Assets [Abstract]
Fixed Assets
6. Fixed Assets
Equipment and leasehold improvements, net, consists of the following:

	Useful Lives	June 30,	December 31,
	in Years	2011	2010
		(in thousands)
Equipment	3-7	$1,370	$1,370
Leasehold improvements	Term of lease	61	61

		1,431	1,431
Less, accumulated depreciation and amortization		1,370	1,349

Equipment and leasehold improvements, net		$61	$82

5. Fixed Assets
     Tarrytown Facility. On December 8, 2008, we decided to close our research and development facilities in Tarrytown, NY to reduce costs and improve operating efficiency. As of December 8, 2008 we ceased using approximately 85% of the facilities which resulted in a restructuring charge of approximately $3.8 million in the fourth quarter, 2008. As a result, the Company wrote down the value of approximately $1.0 million (net) in leasehold improvements related to the Tarrytown facility no longer in use as of December 31, 2008. In addition, the useful lives of approximately $0.2 million in leasehold improvements were shortened because we ceased using the facilities on January 29, 2009 resulting in an accelerated charge to amortization expense for 2008 of approximately $0.1 million. Please refer to Footnote 16 “Commitments and Contingencies” for more information on this subject.
     Fixed Assets. Equipment and leasehold improvements, net, consists of the following:

	December 31,
	Useful Lives In Years	2010	2009
	(In thousands)
Equipment	3-7	$1,370	$1,370
Leasehold improvements	Term of lease	61	61

		1,431	1,431
Less, accumulated depreciation and amortization		1,349	1,293

		$82	$138

     Depreciation expense for the years ended December 31, 2010, 2009 and 2008, was $0.1 million, $0.1 million and $0.7 million, respectively.
     In 2009, in connection with the closure of our Tarrytown facility, we abandoned leasehold improvements with a historical cost of $2.95 million and accumulated amortization of $2.85 million. We also abandoned equipment with a historical cost of $2.86 million and accumulated depreciation of $2.84. Additionally, during 2009, we sold equipment with a historical cost of $4.84 million and accumulated depreciation of $4.76 million for $0.99 million. The effect of these abandonments and sales was a gain of $0.79 million.